Cash and Cash Equivalents and Restricted Cash (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH [Abstract]
Cash on hand and at banks	$ 77,041	$ 131,432
Short-term deposits and highly liquid funds	950	6,450
Restricted cash	736	12,892
Cash and cash equivalents and restricted cash	$ 78,727	$ 150,774	$ 134,190	$ 141,378